RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	December 31,	December 31,
	2021	2020

Salaries and short-term employee benefits	$3,867	$2,712
Non-executive directors' fees	311	185
Non-executive directors' deferred share units	(707)	4,251
Share-based payments	3,408	2,713
	$6,879	$9,861